Schedule of Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases
Operating cash flows for operating leases	¥ 2,332	¥ 2,808
Right-of-use assets obtained in exchange for lease obligations	2,129	5,139
Right-of-use assets released due to termination of lease contracts	¥ (837)